Financial instruments - Additional Information (Detail)		12 Months Ended
	Oct. 25, 2016 USD ($)	Dec. 31, 2017 CAD ($) $ / MWh	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 USD ($) $ / MWh	Jan. 31, 2017 CAD ($)	Jan. 31, 2017 USD ($)	Sep. 29, 2016 CAD ($)	Sep. 29, 2016 USD ($)	Jan. 31, 2014 CAD ($)	Dec. 31, 2012 CAD ($)
Derivative [Line Items]
Effective portion of cash flow hedge, gain (loss)			$ 8,004,000	$ 24,382,000
Other comprehensive income, foreign currency loss			(17,468,000)	0
Other comprehensive income, foreign currency translation adjustment gain (loss)			(21,753,000)	(1,271,000)
Issuance of convertible debentures, net of costs			$ 571,642,000	266,889,000
Revenue collection period		45 days	45 days
Cash on hand					$ 43,484,000
Available for drawn on senior debt facilities					913,399,000
Utility Services
Derivative [Line Items]
Accounts receivable balances					204,380,000
Liberty Power Group
Derivative [Line Items]
Other comprehensive income, foreign currency translation adjustment gain (loss)			$ 19,063,000	3,932,000
Bonds
Derivative [Line Items]
Par value	$ 500,000,000
Bonds | Plan
Derivative [Line Items]
Debt instrument, term		10 years	10 years
Long-term debt		$ 135,000,000
Senior Unsecured Notes
Derivative [Line Items]
Long-term debt				2,914,586,000	$ 3,079,551,000
Senior Unsecured Notes | Convertible Unsecured Subordinated Debentures
Derivative [Line Items]
Issuance of convertible debentures, net of costs		$ 359,950,000
Senior Unsecured Notes | Liberty Power Group | 4.82% Senior Unsecured Notes
Derivative [Line Items]
Par value											$ 150,000,000
Senior Unsecured Notes | Liberty Power Group | 4.65% Senior Unsecured Notes
Derivative [Line Items]
Par value										$ 200,000,000
Senior Unsecured Notes | Liberty Power Group | Convertible Unsecured Subordinated Debentures
Derivative [Line Items]
Par value						$ 300,000,000
Foreign exchange forward
Derivative [Line Items]
Notional amount						$ 744,050,000	$ 567,665,000	$ 47,225,000	$ 38,400,000
Ten Year Foreign Exchange Forward
Derivative [Line Items]
Notional amount	$ 250,000,000
Term of forward-starting interest rate swap	10 years
Derivative, forward interest rate	1.8395%
Thirty Year Foreign Exchange Forward
Derivative [Line Items]
Notional amount	$ 250,000,000
Term of forward-starting interest rate swap	30 years
Derivative, forward interest rate	2.5539%
Forward contracts
Derivative [Line Items]
Other comprehensive income, foreign currency loss			$ 297,000
Cash flow hedge | Foreign exchange forward
Derivative [Line Items]
Effective portion of cash flow hedge, gain (loss)			718,000
Gain (loss) on derivative			$ 36,667,000
Cash flow hedge | Interest rate swaps
Derivative [Line Items]
Term of forward-starting interest rate swap		10 years	10 years
Effective portion of cash flow hedge, gain (loss)			$ 2,186,000	(2,775,000)
Minimum
Derivative [Line Items]
Forward price | $ / MWh		17.64			17.64
Maximum
Derivative [Line Items]
Forward price | $ / MWh		96.90			96.90
Weighted Average
Derivative [Line Items]
Forward price | $ / MWh		26.46			26.46
Credit Concentration Risk | Accounts Receivable | Liberty Power Group
Derivative [Line Items]
Major customer revenue percentage		90.00%	90.00%
Empire | Forward contracts
Derivative [Line Items]
Other comprehensive income, foreign currency loss			$ 12,261,000	$ (13,396,000)
Non-regulated Energy Sales [Member]
Derivative [Line Items]
Unrealized gains currently in accumulated other comprehensive loss to be reclassified into net earnings within next twelve months			9,256,000
Interest expense
Derivative [Line Items]
Unrealized gains currently in accumulated other comprehensive loss to be reclassified into net earnings within next twelve months			$ 2,107,000